Discontinued Operations (Details) - HKD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	$ 0	$ 94,499	$ 335,419
Deposits, prepayment and other receivables		30,344
Current assets of discontinued operations	0	124,843
Property, plant and equipment, net		53,470
Land use right		27,033
Non-current assets of discontinued operations	0	80,503
Total assets of discontinued operations		205,346
Other payables and accruals		259
Current liabilities of disposal liabilities	$ 0	259
Total liabilities of disposal liabilities		$ 259